EMPLOYEE BENEFITS - Key management personnel remuneration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Key management personnel remuneration [abstract]
Board fees paid	R 7.6	R 7.8	R 7.9
Salaries paid	124.5	104.9	93.2
Short term incentives relating to this cycle	110.3	98.2	94.0
Long term incentives paid during the cycle	41.7	30.1	26.4
Total short term compensation	R 284.1	R 241.0	R 221.5